Capital management - Additional information (Details) - EUR (€) € / shares in Units, € in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019
Departure From Requirement Of IFRS [Member]
Disclosure Of Capital Management [Line Items]
Maximum Distributable Amount trigger level percentage		10.51%
Maximum distributable amount, management basis points buffer		2.00%
Dividend pay-out ratio		50.00%
Resilient net profit		€ 3,025
Resilient net profit reserved for distribution outside CET1 capital		€ 1,512
Common equity Tier 1 ratio		15.50%
CET1, ambition		12.50%	13.50%
Tier 1 ratio - including grandfathered securities		17.30%
Decrease in Fully- loaded common equity Tier 1 ratio		20.10%	19.10%
Final dividend payable		€ 3,266	€ 3,266
Tier 1 minimum requirements		6.00%
Total capital ratio required		8.00%
MDA Trigger, CET1		10.51%
MDA Trigger, Tier 1 Capital		12.33%
MDA Trigger, total capital		14.77%
Results IFRS-EU [member]
Disclosure Of Capital Management [Line Items]
Resilient net profit		€ 540
Results IFRS-EU [member] | Impairment of Goodwill [Member]
Disclosure Of Capital Management [Line Items]
Resilient net profit		310
Results IFRS-EU [member] | Impairment of TMB [Member]
Disclosure Of Capital Management [Line Items]
Resilient net profit		€ 230
Pillar 1 requirement [member] | Departure From Requirement Of IFRS [Member]
Disclosure Of Capital Management [Line Items]
Common equity Tier 1 required		4.50%
Pillar 2 requirement [member] | Departure From Requirement Of IFRS [Member]
Disclosure Of Capital Management [Line Items]
Common equity Tier 1 required		0.98%
Capital Conservation Buffer [member] | Departure From Requirement Of IFRS [Member]
Disclosure Of Capital Management [Line Items]
Common equity Tier 1 required		2.50%
Countercyclical Buffer [member] | Departure From Requirement Of IFRS [Member]
Disclosure Of Capital Management [Line Items]
Common equity Tier 1 required		0.03%	0.24%
Systemic Risk Buffer [member] | Departure From Requirement Of IFRS [Member]
Disclosure Of Capital Management [Line Items]
Common equity Tier 1 required		2.50%	3.00%
O-SII [member] | Departure From Requirement Of IFRS [Member]
Disclosure Of Capital Management [Line Items]
Common equity Tier 1 required		2.50%
Events After Reporting Period [Member] | Departure From Requirement Of IFRS [Member]
Disclosure Of Capital Management [Line Items]
Dividend pay-out ratio		15.00%
Interim dividend paid, per ordinary share	€ 0.12
Events After Reporting Period [Member] | Results IFRS-EU [member]
Disclosure Of Capital Management [Line Items]
Interim dividend paid	€ 468